Goodwill	6 Months Ended
Jun. 30, 2013
Goodwill [Abstract]
Goodwill
Note 2 – Goodwill:

	June 30,	December 31,
	2013	2012
	Unaudited	Audited
	(in thousands)

Balance as of January 1.	$54,316	$56,053
Accumulated impairment losses at the beginning of the period	(41,815)	(41,815)

	12,501	14,238
Goodwill related to the sale of subsidiaries	—	(1,737)

Balance at end of period	$12,501	$12,501